INVESTMENTS (Tables)	3 Months Ended
Mar. 31, 2026
Investments, All Other Investments [Abstract]
SCHEDULE OF INVESTMENTS IN FINANCIAL ASSETS MEASURED AT FAIR VALUE

The following table provides a breakdown of the Company’s investments in financial assets, measured at fair value, as of March 31, 2026 and December 31, 2025 (in thousands):

Description	Cost or Amortized Cost December 31, 2025	Cost or Amortized Cost March 31, 2026	Estimated Fair Value December 31, 2025	Deposit / (Withdraw)	Dividends, Interest & Income	Gross Unrealized Gains	Estimated Fair Value March 31, 2026
Fixed Income	$16,840	$16,731	$16,628	$42	$61	$74	$16,805
Investment Certificate	103	99	103	(4)	-	-	99
Total	$16,943	$16,830	$16,731	$38	$61	$74	$16,904